Investment Securities -- FV & Unrealized Losses on AFS Investment Securities (Details 2) (10-Q) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) securitization	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) securitization	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) securitization	Dec. 31, 2014 USD ($)
Fair Value
Less Than 12 Months	$ 217		$ 217		$ 1,277	$ 140
12 Months or Longer	19		19		20	10
Total	236		236		1,297	150
Unrealized Losses
Less Than 12 Months	(1)		(1)		(26)	(2)
12 Months or Longer	(1)		(1)		(1)	0
Total	$ (2)		(2)		(27)	(2)
Minimum disclosure of Unrealized losses on certain available-for-sale securities, less than			$ 1		$ 1,000,000	1
Investment securities in an unrealized loss position | securitization	465		465		2,404
Corporate Debt Securities [Member]
Fair Value
Less Than 12 Months	$ 105		$ 105		$ 786	36
12 Months or Longer	10		10		7	6
Total	115		115		793	42
Unrealized Losses
Less Than 12 Months	(1)		(1)		(22)	(1)
12 Months or Longer	(1)		(1)		0
Total	(2)		(2)		(22)	(1)
Other than temporary impairment losses on corporate debt, less than	1,000,000	$ 0	1,000,000	$ 0
Other Long-term Investments [Member]
Fair Value
Less Than 12 Months	0		0		1	6
12 Months or Longer	1		1		0
Total	1		1		1	6
Unrealized Losses
Less Than 12 Months	0		0		0	0
12 Months or Longer	0		0		0
Total	0		0		0	0
US Treasury and Government [Member]
Fair Value
Less Than 12 Months	1		1		102	0
12 Months or Longer	0		0		0	1
Total	1		1		102	1
Unrealized Losses
Less Than 12 Months	0		0		(1)	0
12 Months or Longer	0		0		0
Total	0		0		(1)	0
Bonds [Member]
Fair Value
Less Than 12 Months	210		210		1,258	134
12 Months or Longer	12		12		14	10
Total	222		222		1,272	144
Unrealized Losses
Less Than 12 Months	(1)		(1)		(26)	(2)
12 Months or Longer	(1)		(1)		0	0
Total	(2)		(2)		(26)	(2)
Residential Mortgage Backed Securities [Member]
Fair Value
Less Than 12 Months	19		19		107	9
12 Months or Longer	0		0		0
Total	19		19		107	9
Unrealized Losses
Less Than 12 Months	0		0		0	0
12 Months or Longer	0		0		0
Total	0		0		0	0
Preferred Stock [Member]
Fair Value
Less Than 12 Months	4		4		2
12 Months or Longer	6		6		6
Total	10		10		8
Unrealized Losses
Less Than 12 Months	0		0		0
12 Months or Longer	0		0		(1)
Total	0		0		(1)
Collateralized Debt Obligations [Member]
Fair Value
Less Than 12 Months	15		15		71	46
12 Months or Longer	0		0		0
Total	15		15		71	46
Unrealized Losses
Less Than 12 Months	0		0		0	0
12 Months or Longer	0		0		0
Total	0		0		0	0
Commercial Mortgage Backed Securities [Member]
Fair Value
Less Than 12 Months	38		38		104	16
12 Months or Longer	0		0		5	2
Total	38		38		109	18
Unrealized Losses
Less Than 12 Months	0		0		(1)	(1)
12 Months or Longer	0		0		0
Total	0		0		(1)	(1)
US States and Political Subdivisions Debt Securities [Member]
Fair Value
Less Than 12 Months	23		23		69	27
12 Months or Longer	2		2		2	1
Total	25		25		71	28
Unrealized Losses
Less Than 12 Months	0		0		(1)	0
12 Months or Longer	0		0		0
Total	0		0		(1)	$ 0
Foreign Government Debt Securities [Member]
Fair Value
Less Than 12 Months	9		9		19
12 Months or Longer	0		0		0
Total	9		9		19
Unrealized Losses
Less Than 12 Months	0		0		(1)
12 Months or Longer	0		0		0
Total	0		0		(1)
Common Stock [Member]
Fair Value
Less Than 12 Months	3		3		16
12 Months or Longer	0		0		0
Total	3		3		16
Unrealized Losses
Less Than 12 Months	0		0		0
12 Months or Longer	0		0
Total	$ 0		$ 0		$ 0